Related party transactions - Related Party Transactions (Details) - EUR (€) € in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of transactions between related parties [Line Items]
Collection		€ 57,777
Receivables		2,323
Payments		(40,254)
Liabilities		(4,871)
Net collection (payments)		17,523
Net receivables (liabilities)		(2,548)
Net income (loss) from distribution agreements		861	€ (8,219)	[1]	€ (1,109)
Research and development expense		58,613	78,844	[1]	69,555
Lumoxiti, with AstraZeneca
Disclosure of transactions between related parties [Line Items]
Net income (loss) from distribution agreements	€ 861		€ (8,219)		(1,109)
Research and development expense		€ 3,549
AstraZeneca
Disclosure of transactions between related parties [Line Items]
Liabilities					€ (756)

[1]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the year ended December 31, 2018 has not been restated. See Note 2.f for more details on the impact of the transition.